Summary of Significant Accounting Policies - Summary of Exchange of Currency Rates (Details)	Jun. 30, 2020	Jun. 30, 2019
Year-End RMB [Member]
Foreign currency exchange rate, translation	7.0343	6.9630
Annual-Average RMB [Member]
Foreign currency exchange rate, translation	7.0650	6.9044